Tangible and intangible assets	12 Months Ended
Dec. 31, 2021
Tangible and intangible assets
Tangible and intangible assets

Note 7. Tangible and intangible assets

Skr mn	Dec 31, 2021	Dec 31, 2020	Dec 31, 2019
Net book value
Tangible assets	40	22	28
Right-of-use assets	152	25	50
Intangible assets[1]	139	98	56
Total net book value	331	145	134
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-80	-51	-57
1	Intangible assets consist of the capitalized portion of investments in IT systems. The average useful life for intangible assets is 5 years.

For disclosures on right-of-use assets see Note 8 Leasing.